BUSINESS DIVESTITURES	12 Months Ended
Dec. 31, 2012
BUSINESS DIVESTITURES
BUSINESS DIVESTITURES

2. BUSINESS DIVESTITURES

The following divestitures occurred in 2011 and 2010 and did not qualify as Discontinued operations. Divestitures that qualified as Discontinued operations are discussed in Note 3 to the Consolidated Financial Statements.
     In April 2010, Citi completed the IPO of Primerica, which was part of Citi Holdings, and sold approximately 34% to public investors. Also in April 2010, Citi completed the sale of approximately 22% of Primerica to Warburg Pincus, a private equity firm. Citi contributed 4% of the Primerica shares to Primerica for employee and agent stock-based awards immediately prior to the sales. Citi retained an approximate 40% interest in Primerica after the sales and recorded the investment under the equity method. Citi recorded an after-tax gain on sale of $26 million. Concurrent with the sale of the shares, Citi entered into co-insurance agreements with Primerica to reinsure up to 90% of the risk associated with the in-force insurance policies.
     During 2011, Citi sold its remaining shares in Primerica for an after-tax loss of $11 million.